SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Inventory Disclosure [Abstract]
Raw materials		$ 9,795	$ 7,683	$ 10,136	$ 9,065
Work-in-progress		2,259	2,321	3,062	2,078
Finished goods		844	663	875	749
Total inventory	$ 9,517	$ 12,898	$ 10,667	$ 14,073	$ 11,892